Borrowings and Debt Securities - Long-term Borrowings (Details) € in Thousands, ¥ in Thousands, JD in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions, ر.س in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 SAR (ر.س)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JOD (JD)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 12,061,417	₩ 11,588,197
Less: Discount on long-term borrowings	(44,541)	(51,608)
Less: Current portion of long-term borrowings	(8,744,156)	(8,434,330)
Add: Current portion of discount on long-term borrowings	2,054	16,537
Long-term borrowings	3,274,774	3,118,796
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 9,893,978	₩ 9,367,153
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Others	Others
Borrowings, interest rate	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Borrowings	₩ 1,097	₩ 1,424
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2025	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2044	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings	₩ 46,340	₩ 51,960
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.60%	2.60%	4.60%	4.60%	4.60%	4.60%	4.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Borrowings, maturity	2028	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%	4.94%
Borrowings, maturity	2042	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Development Bank	Korea Development Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate	CB rate
Borrowings, adjustment to interest rate basis	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2029	2029
Borrowings	₩ 7,457	₩ 9,486
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Commercial Paper	Commercial Paper
Borrowings, interest rate basis	3M CD	3M CD
Borrowings	₩ 8,350,000	₩ 7,550,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Borrowings, maturity	2025	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Borrowings, maturity	2030	2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
Borrowings, maturity	2028	2028
Borrowings	₩ 3,578	₩ 4,904
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hana Bank and others	Hana Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	3yr KTB rate	3yr KTB rate
Borrowings, adjustment to interest rate basis	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Borrowings, maturity		2028
Borrowings	₩ 1,827	₩ 2,492
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Project loans	Project loans
Borrowings, interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, maturity	2026	2026
Borrowings	₩ 1,473	₩ 4,419
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Borrowings	₩ 48,000	₩ 64,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2026	2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity	2028	2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea	Export-Import Bank of Korea
Purpose of borrowings	Operating funds	Operating funds
Borrowings, interest rate basis	3M bank debenture rate	3M bank debenture rate
Borrowings, adjustment to interest rate basis	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Borrowings, maturity	2026	2026
Borrowings	₩ 50,000	₩ 50,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate basis	((0.55%+TIBOR 6M)×40%)
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate basis	(1.8225%×60%)
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Development of power resources	Development of power resources
Borrowings, interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, interest rate basis	3yr KTB rate	3yr KTB rate
Borrowings, adjustment to interest rate basis	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Borrowings, maturity	2028
Borrowings	₩ 6,438	₩ 7,494
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, maturity		2028
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings, maturity	2033	2033
Borrowings	₩ 1,197	₩ 1,197
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	CB rate	CB rate
Borrowings	₩ 10,586	₩ 13,995
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Borrowings, maturity	2028	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, maturity	2029	2029
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Operating funds
Borrowings, interest rate	3.95%		3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis		6M bank debenture rate
Borrowings, maturity	2034
Borrowings	₩ 61,820	₩ 50,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		0.93%						0.93%	0.93%	0.93%	0.93%	0.93%
Borrowings, maturity		2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.03%						1.03%	1.03%	1.03%	1.03%	1.03%
Borrowings, maturity		2027
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank and others	Shinhan Bank and others
Purpose of borrowings	Others	Others
Borrowings, interest rate		3.95%						3.95%	3.95%	3.95%	3.95%	3.95%
Borrowings, interest rate basis	Standard overdraft rate
Borrowings, adjustment to interest rate basis	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, maturity	2034	2034
Borrowings	₩ 61,820	₩ 67,733
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kookmin Bank	Shinhan Bank and others
Purpose of borrowings	Facility	Others
Borrowings, interest rate basis		Standard overdraft rate
Borrowings, adjustment to interest rate basis		1.00%						1.00%	1.00%	1.00%	1.00%	1.00%
Borrowings, maturity		2034
Borrowings	₩ 161,114	₩ 67,733
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	4.36%		4.36%	4.36%	4.36%	4.36%	4.36%
Borrowings, maturity	2030
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.93%		5.93%	5.93%	5.93%	5.93%	5.93%
Borrowings, maturity	2037
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Woori Bank	Kookmin Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	1.90%		1.90%	1.90%	1.90%	1.90%	1.90%
Borrowings, interest rate basis	3M CD	3M CD
Borrowings, adjustment to interest rate basis		1.79%						1.79%	1.79%	1.79%	1.79%	1.79%
Borrowings	₩ 92,963	₩ 167,945
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	4.66%	5.53%	4.66%	4.66%	4.66%	4.66%	4.66%	5.53%	5.53%	5.53%	5.53%	5.53%
Borrowings, maturity	2034	2030
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.20%	5.63%	5.20%	5.20%	5.20%	5.20%	5.20%	5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings, maturity	2042	2037
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	IBK	Kookmin Bank
Purpose of borrowings	Facility	Operating funds
Borrowings, interest rate basis		1yr bank debenture rate
Borrowings, adjustment to interest rate basis		0.78%						0.78%	0.78%	0.78%	0.78%	0.78%
Borrowings, maturity		2025
Borrowings	₩ 30,690	₩ 20,000
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	4.00%		4.00%	4.00%	4.00%	4.00%	4.00%
Borrowings, maturity	2042
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.80%		5.80%	5.80%	5.80%	5.80%	5.80%
Borrowings, maturity	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank	Woori Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis		3M CD
Borrowings, adjustment to interest rate basis		1.90%						1.90%	1.90%	1.90%	1.90%	1.90%
Borrowings	₩ 39,093	₩ 100,071
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.12%						5.12%	5.12%	5.12%	5.12%	5.12%
Borrowings, adjustment to interest rate basis	5.60%		5.60%	5.60%	5.60%	5.60%	5.60%
Borrowings, maturity	2030	2034
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.61%						5.61%	5.61%	5.61%	5.61%	5.61%
Borrowings, adjustment to interest rate basis	5.70%		5.70%	5.70%	5.70%	5.70%	5.70%
Borrowings, maturity	2041	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	IBK
Purpose of borrowings	Facility	Facility
Borrowings	₩ 768,821	₩ 30,690
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.00%						4.00%	4.00%	4.00%	4.00%	4.00%
Borrowings, adjustment to interest rate basis	3.30%		3.30%	3.30%	3.30%	3.30%	3.30%
Borrowings, maturity	2028	2042
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.80%						5.80%	5.80%	5.80%	5.80%	5.80%
Borrowings, adjustment to interest rate basis	6.80%		6.80%	6.80%	6.80%	6.80%	6.80%
Borrowings, maturity	2042	2044
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Nonghyup Bank
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	1.10%		1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings, interest rate basis	CB rate
Borrowings	₩ 20,549	₩ 36,351
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.53%						5.53%	5.53%	5.53%	5.53%	5.53%
Borrowings, adjustment to interest rate basis	1.75%		1.75%	1.75%	1.75%	1.75%	1.75%
Borrowings, maturity	2028	2030
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.63%						5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings, adjustment to interest rate basis	5.70%		5.70%	5.70%	5.70%	5.70%	5.70%
Borrowings, maturity	2041	2041
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	Facility
Borrowings	₩ 79,296	₩ 801,687
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.30%						3.30%	3.30%	3.30%	3.30%	3.30%
Borrowings, adjustment to interest rate basis	4.40%		4.40%	4.40%	4.40%	4.40%	4.40%
Borrowings, maturity	2038	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		6.80%						6.80%	6.80%	6.80%	6.80%	6.80%
Borrowings, adjustment to interest rate basis	7.90%		7.90%	7.90%	7.90%	7.90%	7.90%
Borrowings, maturity	2039	2042
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Others	Others
Purpose of borrowings	Others	Facility
Borrowings, interest rate basis		CB rate
Borrowings, adjustment to interest rate basis		1.10%						1.10%	1.10%	1.10%	1.10%	1.10%
Borrowings	₩ 49,819	₩ 24,517
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.00%	2.25%	2.00%	2.00%	2.00%	2.00%	2.00%	2.25%	2.25%	2.25%	2.25%	2.25%
Borrowings, maturity	2031	2028
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	5.41%	5.63%	5.41%	5.41%	5.41%	5.41%	5.41%	5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings, maturity	2034	2041
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		PF Refinancing
Borrowings, interest rate basis		CB rate
Borrowings, adjustment to interest rate basis		1.25%						1.25%	1.25%	1.25%	1.25%	1.25%
Borrowings, maturity		2030
Borrowings		₩ 5,726
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		PF Refinancing
Borrowings, interest rate		4.10%						4.10%	4.10%	4.10%	4.10%	4.10%
Borrowings, maturity		2030
Borrowings		₩ 15,905
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		Securitized debts
Borrowings, interest rate basis		3M CD
Borrowings, adjustment to interest rate basis		1.80%						1.80%	1.80%	1.80%	1.80%	1.80%
Borrowings, maturity		2025
Borrowings		₩ 54,236
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		Others
Borrowings		₩ 113,362
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		4.40%						4.40%	4.40%	4.40%	4.40%	4.40%
Borrowings, maturity		2025
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		7.90%						7.90%	7.90%	7.90%	7.90%	7.90%
Borrowings, maturity		2039
Local long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Others
Purpose of borrowings		Others
Borrowings		₩ 49,826
Local long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		2.00%						2.00%	2.00%	2.00%	2.00%	2.00%
Borrowings, maturity		2031
Local long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		6.15%						6.15%	6.15%	6.15%	6.15%	6.15%
Borrowings, maturity		2034
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings	₩ 2,167,439	₩ 2,221,044
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Korea Energy Agency	Korea Energy Agency
Purpose of borrowings	Project loans	Project loans
Borrowings, maturity	2026	2026
Borrowings	₩ 12,546	₩ 12,853	$ 8,744,000					$ 8,744
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct Loan and others
Borrowings, interest rate	8.12%		8.12%	8.12%	8.12%	8.12%	8.12%
Borrowings, interest rate basis		6M Synthetic Libor
Borrowings, maturity	2036	2036
Borrowings	₩ 94,152	₩ 106,080	$ 65,616,000					$ 72,163,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate	6.72%		6.72%	6.72%	6.72%	6.72%	6.72%
Borrowings, adjustment to interest rate basis		1.80%						1.80%	1.80%	1.80%	1.80%	1.80%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		3.20%						3.20%	3.20%	3.20%	3.20%	3.20%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Direct Loan and others	Direct Loan and others
Borrowings, interest rate basis	6M Synthetic Libor	6M Synthetic Libor
Borrowings, maturity	2027	2027
Borrowings	₩ 46,808	₩ 91,437	$ 32,621,000						JD 44,126,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%	3.70%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Export-Import Bank of Korea and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate basis	SOFR	SOFR
Borrowings, interest rate basis		SOFR(1M)
Borrowings, adjustment to interest rate basis		0.43%						0.43%	0.43%	0.43%	0.43%	0.43%
Borrowings, adjustment to interest rate basis		1.83%						1.83%	1.83%	1.83%	1.83%	1.83%
Borrowings	₩ 180,160	₩ 165,628	$ 125,556,000					$ 112,672,000
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	0.43%		0.43%	0.43%	0.43%	0.43%	0.43%
Borrowings, maturity	2029	2029
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.83%		1.83%	1.83%	1.83%	1.83%	1.83%
Borrowings, maturity	2031	2031
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Export-Import Bank of Korea and others	Korea Development Bank and others
Purpose of borrowings	Facility	EBL
Borrowings, interest rate basis	SOFR	SOFR(1M)
Borrowings, adjustment to interest rate basis	0.78%	0.86%	0.78%	0.78%	0.78%	0.78%	0.78%	0.86%	0.86%	0.86%	0.86%	0.86%
Borrowings, maturity	2029	2025
Borrowings	₩ 197,847	₩ 219,900					ر.س 517,167	$ 149,592
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO E&C and others	POSCO E&C and others
Purpose of borrowings	Shareholder’s loan	Shareholder’s loan
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2026
Borrowings	₩ 5,863	₩ 14,914	$ 4,086,000					$ 10,145
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		5.60%						5.60%	5.60%	5.60%	5.60%	5.60%
Borrowings, maturity		2025
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity		2026
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	POSCO E&C and others	POSCO E&C and others
Purpose of borrowings	Shareholder’s loan	Shareholder’s loan
Borrowings, interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2031	2031
Borrowings	₩ 9,822	₩ 10,056	$ 6,845,000						JD 4,853
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	NH-Amundi	Samsung Life Insurance and others
Purpose of borrowings	Syndicated Loan	Syndicated Loan
Borrowings, interest rate	8.00%		8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity	2032
Borrowings	₩ 4,510	₩ 36,878		¥ 491,448,000						¥ 3,937,987
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		3.10%						3.10%	3.10%	3.10%	3.10%	3.10%
Borrowings, maturity		2025
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		8.00%						8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings, maturity		2032
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	SMTB	Woori Bank and others
Purpose of borrowings	Syndicated Loan	Syndicated Loan
Borrowings, interest rate basis		JPY 6M Tibor
Borrowings, adjustment to interest rate basis		1.84%						1.84%	1.84%	1.84%	1.84%	1.84%
Borrowings, maturity	2036	2025
Borrowings	₩ 53,155	₩ 20,397		¥ 5,792,647,000						¥ 2,178,069
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Kiwoom Solar Power Professional Investor Private Placement Investment Trust V	Solar Construction Lending, LLC
Purpose of borrowings	Senior borrowing	Facility
Borrowings, interest rate	3.90%	5.00%	3.90%	3.90%	3.90%	3.90%	3.90%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, maturity	2029	2025
Borrowings	₩ 60,786	₩ 41,605			€ 36,060,000			$ 28,303
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	MUFGBank	Kiwoom Solar Power Professional Investor Private Placement Investment Trust V
Purpose of borrowings	Facility	Senior borrowing
Borrowings, interest rate		3.90%						3.90%	3.90%	3.90%	3.90%	3.90%
Borrowings, interest rate basis	SOFR(3M)
Borrowings, interest rate basis	SOFR(6M)
Borrowings, adjustment to interest rate basis	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, maturity		2029
Borrowings	₩ 1,150,592	₩ 58,304	$ 801,862,000								€ 38,139
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.60%		1.60%	1.60%	1.60%	1.60%	1.60%
Borrowings, adjustment to interest rate basis	5.67%		5.67%	5.67%	5.67%	5.67%	5.67%
Borrowings, maturity	2026
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.99%		1.99%	1.99%	1.99%	1.99%	1.99%
Borrowings, adjustment to interest rate basis	6.18%		6.18%	6.18%	6.18%	6.18%	6.18%
Borrowings, maturity	2032
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Hanwha US Solar Private Fund 1 and others	IFC and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	6.00%		6.00%	6.00%	6.00%	6.00%	6.00%
Borrowings, interest rate basis		SOFR(3M)
Borrowings, interest rate basis		SOFR(6M)
Borrowings, adjustment to interest rate basis		5.00%						5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings, maturity	2038
Borrowings	₩ 87,267	₩ 1,136,092	$ 60,818,000					$ 772,852
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		6.19%						6.19%	6.19%	6.19%	6.19%	6.19%
Borrowings, adjustment to interest rate basis		1.60%						1.60%	1.60%	1.60%	1.60%	1.60%
Borrowings, maturity		2026
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, interest rate		7.22%						7.22%	7.22%	7.22%	7.22%	7.22%
Borrowings, adjustment to interest rate basis		1.99%						1.99%	1.99%	1.99%	1.99%	1.99%
Borrowings, maturity		2032
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Shinhan Bank	Hanwha US Solar Private Fund 1 and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate		6.00%						6.00%	6.00%	6.00%	6.00%	6.00%
Borrowings, interest rate basis	1M BBSY
Borrowings, maturity	2026	2038
Borrowings	₩ 214,315	₩ 89,292				$ 223,008,000		$ 60,743
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	1.40%		1.40%	1.40%	1.40%	1.40%	1.40%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis	2.25%		2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank and others	DBS Bank and others
Purpose of borrowings	Facility	Facility
Borrowings, interest rate	10.40%		10.40%	10.40%	10.40%	10.40%	10.40%
Borrowings, interest rate basis		1M BBSY
Borrowings, maturity	2039	2025
Borrowings	₩ 49,616	₩ 163,301	$ 34,577,000									$ 178,729
Foreign long-term borrowings | Minimum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		1.40%						1.40%	1.40%	1.40%	1.40%	1.40%
Foreign long-term borrowings | Maximum
Disclosure of detailed information about Long-term borrowings [Line Items]
Borrowings, adjustment to interest rate basis		2.25%						2.25%	2.25%	2.25%	2.25%	2.25%
Foreign long-term borrowings
Disclosure of detailed information about Long-term borrowings [Line Items]
Name of Creditor		Nonghyup Bank and others
Purpose of borrowings		Facility
Borrowings, interest rate		10.40%						10.40%	10.40%	10.40%	10.40%	10.40%
Borrowings, maturity		2039
Borrowings		₩ 54,307						$ 36,943